Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings, Excluding Current Portion of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Total short-term borrowings	¥ 1,623	¥ 1,764
Unsecured short-term loans from financial institutions | Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	1,500	1,500
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 123	¥ 264